SMA Relationship Trust	Prospectus Supplement

SMA Relationship Trust
Series A
Prospectus Supplement

March 28, 2013

Dear Investor,

The purpose of this supplement is to update the Prospectus of the Series A series of shares (the “Fund”) of SMA Relationship Trust dated April 30, 2012, as supplemented, as follows:

Effective on April 30, 2013, one of the Fund’s secondary benchmark indices will be changed from the US Consumer Price Index (CPI) to the Citigroup 1-Month T-Bill Index.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-613